                                                 [SHIP LOGO] {VANGUARD/(R)/LOGO]
                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

                                                                www.vanguard.com


February 16, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  Vanguard Bond Index Funds (the Funds)
     File No.  33-6001
----------------------------------------------------------------


Commissioners:


Enclosed is the 39th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A for the Vanguard Bond Index Funds (the Funds). The purposes of this Amendment are to: (1) remove the disclosure of corporate substitution as a strategy, (2) include new disclosure on our derivative policy, and (3) reflect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on April 24, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d) (2), the Rule 485(b) will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-2627 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,



The Vanguard Group, Inc.





Laura J. Merianos
Associate Counsel